UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

 68130

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 12/31/13

Item 1.  Schedule of Investments.

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value

	EXCHANGE TRADED FUNDS - 82.8%
	COUNTRY FUNDS - 24.0%
64,754	Guggenheim China Small Cap ETF	$ 1,725,047
164,080	iShares MSCI Germany ETF	5,211,181
209,159	iShares MSCI Italy Capped ETF	3,260,789
95,840	iShares MSCI Netherlands ETF	2,485,131
105,767	iShares MSCI Poland Capped ETF	3,139,165
86,623	iShares MSCI Spain Capped ETF	3,341,049
30,479	SPDR S&P China ETF	2,376,448
		21,538,810
	LARGE-CAP FUNDS - 11.9%
48,019	iShares S&P 500 Growth ETF	4,740,916
32,195	SPDR S&P 500 ETF Trust	5,945,450
		10,686,366
	MID-CAP FUND - 5.3%
56,465	iShares Russell Mid-Cap Growth ETF	4,764,517

	SECTOR FUNDS - 30.1%
24,371	Consumer Discretionary Select Sector SPDR Fund	1,628,714
23,428	First Trust Dow Jones Internet Index Fund *	1,402,400
36,677	Industrial Select Sector SPDR Fund	1,916,740
132,778	iShares MSCI EMU ETF	5,494,354
5,576	iShares Nasdaq Biotechnology ETF	1,266,087
8,591	iShares Transportation Average ETF	1,133,153
67,237	iShares U.S. Broker-Dealers ETF	2,598,038
8,080	iShares U.S. Medical Devices ETF	750,551
7,887	iShares US Pharmaceuticals ETF	931,442
70,075	Powershares Dynamic Media Portfolio	1,866,097
48,604	Powershares QQQ Trust Series 1	4,275,208
20,738	SPDR S&P Insurance ETF	1,308,360
28,050	SPDR S&P Regional Banking ETF	1,139,110
14,453	SPDR S&P Retail ETF	1,273,309
		26,983,563
	SMALL-CAP FUNDS - 11.5%
76,154	iShares Russell 2000 Value ETF	10,319,628

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $67,848,903)	74,292,884

	EXCHANGE TRADED NOTES - 8.6%
	VOLATILITY NOTE - 8.6%
487,000	iPath S&P 500 Dynamic VIX ETN *	7,655,640
	TOTAL EXCHANGE TRADED NOTES ( Cost - $7,988,164)	7,655,640

Navigator Equity Hedged Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Shares		Value

SHORT-TERM INVESTMENTS - 8.6%
MONEY MARKET FUND - 8.6%
7,739,123	Daily Income Fund - Money Market Portfolio, Fiduciary Class, 0.01%+	$ 7,739,123
(Cost - $7,739,123)

	TOTAL INVESTMENTS - 100.0% ( Cost - $83,576,190) (a)	$ 89,687,647
	LIABILITIES IN EXCESS OF OTHER ASSETS	(9,607)
	NET ASSETS - 100.0%	$ 89,678,040

*Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is
$83,712,314 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:

	Unrealized appreciation:	$ 6,604,946
	Unrealized depreciation:	(629,613)
	Net unrealized appreciation:	$ 5,975,333

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013

Principal
Amount		Value
	BONDS & NOTES - 70.0%
	MUNICIPAL BONDS - 70.0%
	CALIFORNIA - 9.3%
$ 750,000	County of Santa Clara CA, 5.00%, 8/1/2024	$ 862,073
1,000,000	San Francisco City & County Airports Comm-San Francisco International Airport, 4.90%, 5/1/2029	1,053,160
465,000	State of California, 7.95%, 7/1/2023	538,014
		2,453,247

	FLORIDA - 12.2%
850,000	County of Broward FL Airport System Revenue, 5.50%, 10/1/2031	914,268
1,000,000	Pasco County School Board, 5.00%, 10/1/2024	1,147,710
1,000,000	State of Florida, 5.00%, 8/1/2022	1,136,940
		3,198,918

	ILLINOIS - 2.9%
255,000	City of Chicago IL, 5.125%, 1/1/2022	268,882
500,000	Cook County Community College District No 508, 5.125%, 12/1/2038	492,710
		761,592

	LOUISIANA - 2.9%
750,000	Louisiana Offshore Terminal Authority, 2.20%, 10/1/2040 (a)	754,552
		754,552

	MARYLAND - 4.2%
1,000,000	State of Maryland, 4.00%, 8/1/2022	1,091,080
		1,091,080

	NEBRASKA - 4.6%
1,150,000	Nebraska Public Power District, 5.00%, 1/1/2029	1,220,679
		1,220,679

	NEW YORK - 19.5%
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 8/1/2025	559,815
1,000,000	New York City Water & Sewer System, 5.00%, 6/15/2029	1,076,460
1,480,000	New York State Dormitory Authority, 5.00%, 8/15/2027	1,624,004
675,000	New York State Thruway Authority, 5.00%, 3/15/2028	735,595
1,000,000	Utility Debt Securitization Authority, 5.00%, 12/15/2028	1,120,550
		5,116,424

	OHIO - 3.2%
750,000	State of Ohio, 5.00%, 6/15/2025	838,845
		838,845

	PENNSYLVANIA - 8.4%
1,015,000	Bensalem Township School District, 4.00%, 6/1/2032	970,279
1,240,000	City of Philadelphia PA Gas Works Revenue, 5.25%, 8/1/2040	1,232,920
		2,203,199

	SOUTH DAKOTA - 1.1%
250,000	South Dakota State Building Authority, 5.00%, 6/1/2021	286,535
		286,535

	TEXAS - 1.7%
130,000	Via Metropolitan Transit Authority, 5.00%, 8/1/2019	147,957
260,000	Via Metropolitan Transit Authority, 5.00%, 8/1/2021	292,165
		440,122

	TOTAL BONDS & NOTES (Cost - $18,369,239)	18,365,193

Navigator Duration Neutral Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2013
Shares		Value

	MUTUAL FUNDS - 4.2%
	CLOSED-END FUNDS - 4.2%
86,133	BlackRock MuniYield Quality Fund III, Inc.	$ 1,090,444
	(Cost - $1,050,619)
Contracts ^
	OPTIONS PURCHASED* - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
10	US Long Bond Future March 2014, Strike Price $126, Expiration Date 2/21/2014	7,500
10	US Long Bond Future March 2014, Strike Price $127, Expiration Date 2/21/2014	10,625
	TOTAL OPTIONS PURCHASED (Cost - $18,594)	18,125
Shares
	SHORT-TERM INVESTMENTS - 20.2%
	MONEY MARKET FUND - 20.2%
5,313,874	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio, Class I, 0.01%+	5,313,874
	(Cost - $5,313,874)

	TOTAL INVESTMENTS - 94.5% ( Cost - $24,752,326) (c)	$ 24,787,636
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.5%	1,442,657
	NET ASSETS - 100.0%	$ 26,230,293

* Non-income producing.
+ Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
^ Each option contract allows the holder the option to purchase or sell 100 shares of the underlying security.
(a) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b) Amount subject to interest rate contract risk.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is
$24,752,326 and differs from value by net unrealized appreciation/(depreciation) of securities as follows:
	Unrealized appreciation:	$ 95,465
	Unrealized depreciation:	(60,155)
	Net unrealized appreciation:	$ 35,310

Number of		Unrealized
Contracts		Appreciation (b)
	FUTURES CONTRACTS
(4)	US 5-Year Treasury Note , expiring March 2014	$ 5,844
	(Underlying face amount at value $477,252)
(45)	US 10-Year Treasury Note, expiring March 2014	88,499
	(Underlying face amount at value $5,537,115)
(60)	US Long Bond, expiring March 2014	90,922
	(Underlying face amount at value $7,698,780)
(4)	US Ultra Bond, expiring March 2014	3,766
	(Underlying face amount at value $545,000)
	TOTAL FUTURES CONTRACTS	$ 189,031

Navigator Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Funds are subject to interest rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Funds writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As the writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives.  The Funds may purchase or sell futures contracts in order to gain exposure to certain markets or currencies.  Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Periodically, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Funds recognize a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities or currencies.  With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013  for the Funds' assets measured at fair value:

Navigator Equity Hedged Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 74,292,884	$ -	$ -	$ 74,292,884
Exchange Traded Notes	7,655,640	-	-	$ 7,655,640
Short Term Investments	7,739,123	-	-	$ 7,739,123
Total	$ 89,687,647	$ -	$ -	$ 89,687,647

Navigator Duration Neutral Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 18,365,193	$ -	$ 18,365,193
Mutual Funds	1,090,444	-	-	$ 1,090,444
Options Purchased	18,125	-	-	$ 18,125
Short Term Investments	5,313,874	-	-	$ 5,313,874
Futures Contracts *	189,031	-	-	$ 189,031
Total	$ 6,611,474	$ 18,365,193	$ -	$ 24,976,667

*Included cumulative unrealized gain on futures contracts open at December 31, 2013.
The Funds did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/28/14

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

2/28/14